Other operating income and expenses - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating income and expenses
Increase in other operating expense			€ 3,600
Impairment of fixed assets	€ 1,500
Inventory impairment	372
Transaction costs	€ (1,560)	€ (44)	€ (121)